FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value SEPA Liability (Details) - SEPA Liability [Member] - Level 3 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	2 years 2 months 1 day
Expected volatility	213.00%
Risk-free interest rate	3.80%
Expected dividend yield		0.00%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		2 years 4 months 24 days
Expected volatility		198.00%
Risk-free interest rate		3.50%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.85
Expected term (in years)		3 years
Expected volatility		205.00%
Risk-free interest rate		3.90%